UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, N.Y.		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

ITEM 1.                                                  SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2012

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED SENIOR LOANS (a) — 137.3%
Banking — 0.9%
Ameristar Casinos Inc., Term Loan B	4.000%	4/16/18	$1,108,155	$1,117,678
Basic Industry — 8.7%
Atlas Iron Ltd., Term Loan B	8.750%	12/7/17	1,500,000	1,486,875
FMG America Finance Inc., Term Loan	5.250%	10/18/17	1,206,975	1,219,139
Ineos US Finance LLC, 6 Year Term Loan	6.500%	5/4/18	1,191,000	1,205,702
Metals USA Inc., Term Loan	6.250%	11/15/19	1,000,000	995,000
Momentive Specialty Chemicals Inc., Extended Term Loan C-4B	4.125%	5/5/15	766,551	764,954
Novelis Inc., Term Loan	4.000%	3/10/17	994,926	1,004,627
Omnova Solutions Inc., Extended Term Loan	5.500%	5/31/17	661,206	669,471
SunCoke Energy Inc., Term Loan B	4.000%	7/26/18	1,116,431	1,119,222
Tube City IMS Corp., Term Loan	5.750%	3/20/19	471,836	477,733
Univar Inc., Term Loan B	5.000%	6/30/17	1,496,183	1,495,767
Walter Energy Inc., Term Loan B	5.750%	4/2/18	668,117	674,380
Total Basic Industry				11,112,870
Capital Goods — 10.6%
ADS Waste Holdings, Term Loan B	5.250%	10/9/19	1,100,000	1,115,125
Altegrity Inc., Term Loan	2.961%	2/21/15	776,528	723,142
Belfor USA Group Inc., Term Loan B	4.500%	4/7/17	1,750,750	1,759,504
Berry Plastics Holding Corp., Term Loan C	2.212%	4/3/15	644,316	642,141
Consolidated Precision Products Corp., First Lien Term Loan	—	12/20/19	740,750	744,454	(b)
Consolidated Precision Products Corp., Second Lien Term Loan	—	6/19/20	750,000	757,500	(b)
Hamilton Sundstrand Industrial, First Lien Term Loan	5.000%	12/13/19	1,200,000	1,212,107
Mirror Bidco Ltd., Term Loan B	5.250%	12/18/19	1,750,000	1,756,562
Progressive Waste Solutions Ltd., Term Loan B	3.500%	10/24/19	997,500	1,007,475
Transdigm Inc., Add-On Term Loan B2	4.000%	2/14/17	528,861	533,111
Transdigm Inc., New Term Loan B	4.000%	2/14/17	1,130,255	1,139,262
TricorBraun Inc., New Term Loan B	5.500 - 6.500%	5/3/18	548,625	552,968
Waste Industries U.S.A. Inc., Term Loan B	4.750%	3/17/17	1,573,664	1,581,532
Total Capital Goods				13,524,883
Communications — 15.6%
Alaska Communications Systems Holdings Inc., Term Loan B	5.500%	10/21/16	1,625,430	1,544,159
Ancestry.com Operations Inc., Term Loan	7.000%	12/18/19	900,000	871,500
Bragg Communications Inc., Term Loan B	4.000%	2/28/18	794,000	800,947
Crown Castle International Corp., Term Loan B	4.000%	1/31/19	994,975	1,001,940
DigitalGlobe Inc., Term Loan B	5.750%	10/7/18	1,188,000	1,193,445
EMI Music Publishing Ltd., Term Loan B	5.500%	6/29/18	946,048	958,583
Encompass Digital Media Inc., Term Loan B	8.000%	8/10/17	710,332	718,323
Entercom Radio LLC, Term Loan B	5.000%	11/23/18	743,846	752,680
Getty Images Inc., Term Loan B	4.750%	10/18/19	1,500,000	1,503,984
Intelsat Jackson Holdings Ltd., Term Loan B1	4.500%	4/2/18	1,478,775	1,492,507
Kabel Deutschland GMBH, Term Loan F	4.250%	2/1/19	1,000,000	1,007,292
Lamar Media Corp., Term Loan B	4.000%	12/30/16	64,860	65,414
MetroPCS Wireless Inc., Tranche B2	4.071%	11/3/16	1,708,714	1,717,970
NTELOS Inc., New Term Loan B	5.750%	11/7/19	1,550,000	1,493,812
Southern Graphics Inc., Term Loan	5.000%	10/17/19	1,401,905	1,405,409
Telesat LLC, Term Loan B	4.250%	3/28/19	1,351,498	1,363,323
Univision Communications Inc., Extended Term Loan	4.462%	3/31/17	542,668	534,825

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications — continued
Weather Channel, New Term Loan B	4.250%	2/13/17	$1,509,257	$1,527,493
Total Communications				19,953,606
Consumer Cyclical — 25.2%
99 Cents Only Stores, Term Loan	5.250%	1/11/19	692,306	701,081
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/28/17	197,500	198,117
Autoparts Holdings Ltd., Second Lien Term Loan	10.500%	1/29/18	900,000	859,500
Bass Pro Group LLC, New Term Loan	4.000%	11/30/19	1,500,000	1,503,124
Burger King Corp., New Term Loan B	3.750%	9/27/19	1,949,132	1,964,969
Caesars Entertainment Operating Co., Term Loan B3	3.210 - 3.311%	1/28/15	995,006	981,187
Cannery Casino Resorts LLC, New Second Lien Term Loan	10.000%	10/2/19	500,000	477,500
Cannery Casino Resorts LLC, New Term Loan B	6.000%	10/2/18	249,375	249,375
Cedar Fair LP, New Term Loan B	4.000%	12/15/17	695,597	703,132
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	262,500
Container Store Inc., New Term Loan B	6.250%	4/5/19	1,364,688	1,375,776
Deluxe Entertainment Services Group Inc., Term Loan	8.000%	7/3/17	921,053	803,618
Dunkin’ Brands Inc., New Term Loan B2	4.000%	11/23/17	1,963,839	1,980,608
Equinox Fitness Clubs, First Lien Term Loan	—	11/16/19	1,000,000	1,010,000	(b)
General Nutrition Centers Inc., New Term Loan	3.750%	3/2/18	1,125,712	1,130,637
HHI Holdings LLC, First Lien Term Loan	6.000%	10/3/18	875,000	888,125
Jacobs Entertainment Inc., First Lien Term Loan	6.250%	9/19/18	850,000	845,750
KAR Auction Services Inc., Term Loan B	5.000%	5/19/17	992,671	1,003,218
Lodgenet Entertainment Corp., Term Loan	8.500%	4/4/14	1,079,973	770,380
MGM Resorts International, Term Loan B	4.250%	12/20/19	1,000,000	1,012,188
Michaels Stores Inc., Extended Term Loan B3	4.813%	7/29/16	1,519,350	1,529,083
Milk Specialties Co., New Term Loan B	7.000%	11/7/18	525,000	525,000
Neiman Marcus Group Inc., Extended Term Loan	4.750%	5/16/18	1,570,000	1,575,015
Peninsula Gaming LLC, Term Loan	5.750%	11/14/17	935,000	951,363
Peppermill Casinos Inc., Term Loan B	7.250%	10/17/19	1,000,000	977,500
Petco Animal Supplies Inc., New Term Loan	4.500%	11/24/17	1,470,000	1,482,732
Pilot Travel Centers LLC, Term Loan B2	4.250%	8/7/19	997,500	1,006,436
Pinnacle Entertainment Inc., Series A Incremental Term Loan	4.000%	3/19/19	992,500	1,001,184
Regent Seven Seas Cruises Inc., Term Loan B	6.250%	12/21/18	1,000,000	1,015,000
Schaeffler AG, USD Term Loan C2	6.000%	1/27/17	880,000	891,000
Smart & Final Stores LLC, New First Lien Term Loan	5.750%	11/15/19	525,000	525,656
Village Roadshow Films (BVI) Ltd., Term Loan B	4.750%	11/21/17	180,000	181,800
Zuffa LLC, Incremental Term Loan	9.250%	6/19/15	364,398	368,042
Zuffa LLC, Term Loan B	2.250%	6/19/15	1,475,921	1,463,622
Total Consumer Cyclical				32,214,218
Consumer Non-Cyclical — 40.0%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,000,000	1,025,000
AMN Healthcare Inc., New Term Loan B	5.750%	4/5/18	598,575	606,431
Aptalis Pharma Inc., Term Loan B	5.500%	2/10/17	973,913	980,406
Ardent Medical Services Inc., First Lien Term Loan	7.250%	9/15/15	1,554,245	1,558,130
Biomet Inc., Extended Term Loan B	3.960 - 4.060%	7/25/17	1,813,025	1,826,616
Bright Horizons Family Solutions Inc., Term Loan B	6.250%	5/28/15	1,454,404	1,458,040
Capsugel Holdings U.S. Inc., New Term Loan B	4.750%	8/1/18	1,192,060	1,206,961
Catalent Pharma Solutions Inc., Extended Term Loan B	4.209%	9/15/16	679,938	684,826
Catalent Pharma Solutions Inc., Incremental Term Loan	5.250%	9/15/17	198,500	200,981
CNO Financial Group Inc., Term Loan B2	5.000%	9/20/18	957,969	966,543

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical — continued
Community Health Systems Inc., Extended Term Loan	3.811%	1/25/17	$739,118	$744,601
Del Monte Foods Co., Term Loan	4.500%	3/8/18	1,057,511	1,061,257
DJO Finance LLC, Extended Term Loan B2	5.212%	11/1/16	813,239	811,714
DJO Finance LLC, Term Loan B3	6.250%	9/15/17	496,250	500,593
Emergency Medical Services Corp., Term Loan	5.250%	5/25/18	1,217,958	1,228,615
Fairway Group Acquisition Co., Term Loan	8.250%	8/17/18	997,500	1,007,475
Grifols Inc., New Term Loan B	4.500%	6/1/17	1,841,735	1,862,072
HCA Inc., Extended Term Loan B3	3.462%	5/1/18	2,231,309	2,239,875
Health Management Associates Inc., New Term Loan B	4.500%	11/16/18	656,400	662,493
Huish Detergents Inc., Second Lien Term Loan	4.470%	10/26/14	1,675,000	1,564,730
Iasis Healthcare LLC, Term Loan	5.000%	5/3/18	1,477,444	1,484,831
Kalispel Tribal Economic Authority, Term Loan B	7.500%	2/24/17	731,731	724,414
Kik Custom Products Inc., Second Lien Term Loan	5.313%	11/28/14	1,583,334	1,266,667
Kinetic Concepts Inc., Term Loan C1	5.500%	5/4/18	297,000	300,713
Kinetic Concepts Inc., Term Loan C2	5.000%	11/2/16	693,000	697,331
Live Nation Entertainment Inc., Term Loan B	4.500%	11/7/16	994,898	1,001,108
Michael Foods Group Inc., Term Loan	4.250%	2/23/18	1,804,358	1,819,019
Onex Carestream Finance LP, Term Loan B	5.000%	2/25/17	2,307,613	2,306,171
Party City Holdings Inc., New Term Loan B	5.750%	7/26/19	758,740	767,988
QS0001 Corp., First Lien Term Loan	5.250%	11/1/18	1,225,000	1,237,250
Quintiles Transnational Corp., New Term Loan B	4.500%	6/8/18	1,290,000	1,302,362
Reynolds Group Holdings Inc., New Dollar Term Loan	4.750%	9/28/18	1,386,943	1,405,934
Select Medical Corp., New Term Loan B	5.500 - 6.000%	6/1/18	1,253,169	1,260,479
Sheridan Holdings Inc., New First Term Loan B	6.000%	6/29/18	497,500	504,652
Sheridan Holdings Inc., New Second Lien Term Loan	9.000%	7/1/19	1,000,000	1,015,625
Spectrum Brands Inc., Term Loan B	4.500%	6/17/16	1,000,000	1,009,922
SumTotal Systems Inc., First Lien Term Loan	6.250%	10/25/19	700,000	696,500
Supervalu Inc., New Term Loan B	8.000%	8/30/18	509,938	518,755
Tempur-Pedic International Inc., New Term Loan B	—	12/12/19	1,000,000	1,013,958	(b)
Universal Health Services Inc., New Term Loan B	3.750%	11/15/16	862,447	867,406
Valeant Pharmaceuticals International Inc., Series C Tranche B	4.250%	12/11/19	1,325,000	1,335,600
Valeant Pharmaceuticals International Inc., Series D Tranche B	4.250%	2/13/19	1,194,000	1,202,457
Vanguard Health Holding Co. II LLC, Term Loan B	5.000%	1/29/16	376,214	379,976
VI-Jon, Term Loan B	2.459 - 2.461%	4/24/14	893,307	848,642
Warner Chilcott Co. LLC, New Term Loan B2	4.250%	3/15/18	387,550	390,491
Warner Chilcott Corp., Incremental Term Loan B1	4.250%	3/15/18	294,361	296,595
Warner Chilcott Corp., New Term Loan B1	4.250%	3/15/18	775,100	780,982
WC Luxco S.a.r.l., New Term Loan B3	4.250%	3/15/18	532,881	536,925
Wilton Brands LLC, Term Loan	7.500%	8/30/18	987,500	997,375
Wolverine Worldwide Inc., Term Loan B	4.000%	7/31/19	1,000,000	1,007,500
Total Consumer Non-Cyclical				51,174,987
Electric — 2.8%
Astoria Generating Co. Acquisitions LLC, New Term Loan	8.500%	10/26/17	1,000,000	1,005,000
Calpine Corp., Term Loan B3	4.500%	10/9/19	1,945,125	1,966,786
TPF Generation Holdings LLC, Second Lien Term Loan C	4.561%	12/15/14	678,962	676,133
Total Electric				3,647,919
Energy — 2.4%
Frac Tech International LLC, Term Loan B	8.500%	5/6/16	1,000,000	834,375

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy — continued
Gibson Energy ULC, New Term Loan B	4.750%	6/15/18	$1,214,533	$1,229,904
Samson Investment Co., Second Lien Term Loan	6.000%	9/25/18	1,000,000	1,010,625
Total Energy				3,074,904
Finance Companies — 0.5%
Istar Financial Inc., Term Loan	5.750%	9/28/17	620,333	628,079
Financial Other — 5.6%
AlixPartners LLP, Second Lien Term Loan	10.750%	12/27/19	1,500,000	1,519,687
Cunningham Lindsey U.S. Inc., First Lien Term Loan	5.000%	10/29/19	1,105,000	1,116,050
Cunningham Lindsey U.S. Inc., Second Lien Term Loan	9.250%	6/10/20	1,000,000	1,025,000
Flying Fortress Inc., First Lien Term Loan	5.000%	6/30/17	715,000	720,363
Vantiv LLC, Term Loan B	3.750%	3/27/19	829,620	831,175
Wall Street Systems Inc., New Second Lien Term Loan	9.250%	4/24/20	2,000,000	2,010,000
Total Financial Other				7,222,275
Industrial Other — 4.7%
Colfax Corp., Term Loan B	4.500%	1/11/19	810,453	818,937
Covanta Energy Corp., New Term Loan	4.000%	3/28/19	471,836	478,323
JMC Steel Group Inc., Term Loan	4.750%	4/3/17	1,595,542	1,615,486
Rexnord Corp., REFI Term Loan B	4.500%	4/2/18	1,761,361	1,779,526
Trinseo Materials Operating S.C.A., New Term Loan B	8.000%	8/2/17	1,356,957	1,330,243
Total Industrial Other				6,022,515
Insurance — 0.9%
Multiplan Inc., New Term Loan B	4.750%	8/26/17	1,197,172	1,206,151
Natural Gas — 1.4%
Energy Transfer Equity LP, New Term Loan B	3.750%	3/24/17	1,812,406	1,829,256
Technology — 16.4%
Attachmate Corp., New First Lien Term Loan	7.250%	11/22/17	654,500	661,746
CDW LLC, Non-Extended Term Loan	3.711%	10/10/14	1,273,483	1,281,641
CompuCom Systems Inc., Second Lien Term Loan	10.250%	10/2/19	750,000	748,125
Dealer Computer Services Inc., New Term Loan B	3.750%	4/20/18	809,898	815,466
Eagle Parent Inc., New Term Loan	5.000%	5/16/18	1,044,080	1,053,215
Expert Global Solutions Inc., Term Loan B	8.000%	4/3/18	891,315	896,328
First Data Corp., Extended Term Loan B	4.211%	3/23/18	1,000,000	954,653
First Data Corp., Non-Extended Term Loan B1	2.961%	9/24/14	89,779	89,872
InfoGroup Inc., New Term Loan	5.750%	5/25/18	1,046,986	951,448
Infor (U.S.) Inc., Term Loan B2	5.250%	4/5/18	1,343,757	1,358,665
Intralinks Inc., Term Loan	5.750%	6/15/14	600,892	601,267
Kronos Inc., New First Lien Term Loan	5.500%	10/25/19	1,000,000	1,011,875
Magic Newco LLC, First Lien Term Loan	7.250%	12/12/18	902,738	911,314
NXP B.V., Term Loan A2	5.500%	3/3/17	1,407,005	1,437,564
NXP B.V., Term Loan C	4.750%	1/11/20	500,000	510,860
SS&C Technologies Inc., Term Loan B-1	5.000%	6/7/19	748,685	757,342
SS&C Technologies Inc., Term Loan B-2	5.000%	6/7/19	77,450	78,031
SunGard Data Systems Inc., Term Loan D	4.500%	12/11/19	1,000,000	1,011,250
Syniverse Holdings Inc., New Term Loan	5.000%	4/23/19	1,218,875	1,229,540
US FT Holdco Inc., Term Loan B	6.000%	11/30/17	997,313	1,006,040
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	804,000
Vertafore Inc., Term Loan	5.250%	7/29/16	1,813,017	1,835,680
Web.com Group Inc., First Term Loan	5.500%	10/27/17	2,875	2,846

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology — continued
West Corp., Term Loan B6	5.750%	6/29/18	$995,000	$1,009,303
Total Technology				21,018,071
Transportation — 1.6%
AWAS Finance Luxembourg 2012 SA, New Term Loan	4.750%	7/16/18	754,536	760,195
United Airlines Inc., Term Loan B	2.250%	2/3/14	1,273,984	1,272,791
Total Transportation				2,032,986
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $173,770,339)				175,780,398
CORPORATE BONDS & NOTES — 6.6%
CONSUMER DISCRETIONARY — 1.3%
Media — 1.3%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	500,000	542,500
National CineMedia LLC, Senior Notes	7.875%	7/15/21	1,000,000	1,112,500
TOTAL CONSUMER DISCRETIONARY				1,655,000
ENERGY — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Stallion Oilfield Holdings Ltd., Senior Secured Notes	10.500%	2/15/15	684,000	730,170
HEALTH CARE — 1.2%
Health Care Providers & Services — 0.8%
Select Medical Holdings Corp., Senior Notes	6.429%	9/15/15	1,000,000	1,001,250	(c)
Pharmaceuticals — 0.4%
Catalent Pharma Solutions Inc., Senior Notes	9.500%	4/15/15	465,720	477,456
TOTAL HEALTH CARE				1,478,706
INDUSTRIALS — 0.9%
Machinery — 0.9%
Briggs & Stratton Corp.	6.875%	12/15/20	1,050,000	1,193,063
MATERIALS — 0.9%
Chemicals — 0.1%
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	188,000	194,815
Containers & Packaging — 0.8%
Berry Plastics Corp.	4.183%	9/15/14	1,000,000	1,005,000	(c)
TOTAL MATERIALS				1,199,815
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000	545,625
UTILITIES — 1.3%
Independent Power Producers & Energy Traders— 1.3%
NRG Energy Inc., Senior Notes	7.625%	1/15/18	1,500,000	1,672,500
TOTAL CORPORATE BONDS & NOTES (Cost — $7,844,964)				8,474,879

			SHARES
COMMON STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Mark IV LLC - Class A Shares			4,912	128,326	*(d)
ENERGY — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
SemGroup Corp., Class A Shares			24,938	974,577	*
TOTAL COMMON STOCKS (Cost — $687,306)				1,102,903
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $182,302,609)				185,358,180

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)

December 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 10.1%
Repurchase Agreements — 10.1%
Barclays Capital Inc. repurchase agreement dated 12/31/12; Proceeds at maturity - $10,000,089; (Fully collateralized by U.S. government obligations, 0.250% due 9/15/15; Market Value - $10,199,667)	0.160%	1/2/13	$10,000,000	$10,000,000
State Street Bank & Trust Co. repurchase agreement dated 12/31/12; Proceeds at maturity - $2,899,002; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $2,961,324)	0.010%	1/2/13	2,899,000	2,899,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $12,899,000)				12,899,000
TOTAL INVESTMENTS — 154.9% (Cost — $195,201,609#)				198,257,180
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (27.3)%				(35,000,000)
Liabilities in Excess of Other Assets — (27.5)%				(35,253,284)
TOTAL NET ASSETS — 100.0%				$128,003,896

*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	All or a portion of this loan is unfunded as of December 31, 2012. The interest rate for fully unfunded term loans is to be determined.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	Second Lien	- Subordinate Lien to First Lien
	Term	- Term loan typically with a First Lien on specified assets

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.  Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

Notes to schedule of investments (unaudited) (continued)

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Collateralized senior loans	—	$175,780,398	—	$175,780,398
Corporate bonds & notes	—	8,474,879	—	8,474,879
Common stocks:
Consumer discretionary	—	—	$128,326	128,326
Energy	$974,577	—	—	974,577
Total long-term investments	$974,577	$184,255,277	$128,326	$185,358,180
Short-term investments†		12,899,000	—	12,899,000
Total investments	$974,577	$197,154,277	$128,326	$198,257,180

†See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Senior loans. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (“Lenders”) represented in each case by one or more such Lenders acting as agent of the Lenders. On behalf of the Lenders, the agent will be primarily responsible for negotiating the loan agreement that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. Also, an agent typically administers the terms of the loan agreement and is responsible for the monitoring of collateral and collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all investors which are parties to the loan agreement. The Fund may act as one of the group of Lenders in a Senior Loan, and purchase assignments and participations in Senior Loans from third parties. Senior Loans are subject to credit risks, including the risk of nonpayment of scheduled interest or loan payments.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Security transactions.  Security transactions are accounted for on a trade date basis.

Notes to schedule of investments (unaudited) (continued)

2.  Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,862,983
Gross unrealized depreciation	(807,412)
Net unrealized appreciation	$3,055,571

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: February 28, 2013